Pension And Other Employee Benefit Plans (Schedule Of Weighted-Average Assumptions Used To Determine Net Periodic Pension Cost And Benefit Obligation) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Employee Benefit Plans [Abstract]
Discount rate	4.30%	4.70%
Expected return on plan assets	5.50%	6.20%
Rate of compensation increase	3.40%	3.50%